Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) (Total Fleet Lease Rental Income)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	22.80%	24.10%	22.00%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.10%	12.20%	12.60%
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.20%
Korea
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.00%